Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies [Abstract]
Schedule of Future Minimum Lease Payments

As of June 30, 2025, the total future minimum lease payments under non-cancellable short-term leases, including the agreed property management fee, with respect to the office are payable as follows:

Lease Commitment
RMB
Within 1 year	155
2 to 5 years	5
Total	160